Postretirement Benefit and Post Employment Obligations - Summary of Target Asset Allocation (Details) - Foreign Pension Plan [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation (as a percent)	0.20%	0.30%
Bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation (as a percent)	0.40%	0.40%
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation (as a percent)	0.00%	0.00%
Guaranteed Investment Contract [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation (as a percent)	99.40%	99.30%